May 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus New Jersey Municipal Bond Fund, Inc.
            1933 Act File No.:  33-19655
            1940 Act File No.:  811-05454
            CIK No.:  0000828475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the above referenced Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 60 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2017, with the exception of the Supplement to the Class T Prospectus dated May 1, 2017.

Please address any comments or questions to my attention at 412-234-5472.

Sincerely,

/s/ Sandra Findura

Sandra Findura
Paralegal